Segment reporting	12 Months Ended
Mar. 31, 2015
Segment reporting

16. Segment reporting:

DOCOMO’s chief operating decision maker (“CODM”) is its board of directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information provided by DOCOMO’s internal management reports.

DOCOMO realigned its formerly five operating segments, which had consisted of its mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses into three operating segments, which consist of its telecommunications business, smart life business and other businesses from the fiscal year ended March 31, 2015 in order to clarify the responsibilities of management of the telecommunications business where DOCOMO is taking steps to reinforce its competitiveness and the smart life business where DOCOMO is striving for further expansion of revenue sources.

The telecommunications business includes mobile phone services (LTE(Xi) services and FOMA services), optical-fiber broadband service, satellite mobile communications services, international services and the equipment sales related to these services. The smart life business includes video and music distribution, electronic books and other services offered through DOCOMO’s “dmarket” portal, as well as finance/payment services, shopping services and various other services to support our customers’ daily lives. The other businesses primarily includes “Mobile Device Protection Service,” as well as development, sales and maintenance of IT systems.

In connection with this realignment, segment information for the fiscal years ended March 31, 2013 and 2014 has been restated to conform to the presentation for the fiscal year ended March 31, 2015.

Accounting policies used to determine segment operating revenues and operating income (loss) are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP.

Assets by segment are not included in the management reports which are reported to the CODM, however, they are disclosed herein only to provide additional information. The “Corporate” row in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments, and assets in “Corporate” primarily include cash and cash equivalents, securities and investments in affiliates. DOCOMO allocates amounts of assets and related depreciation and amortization expenses to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets to each segment.

Segment operating revenues:

	Millions of yen
Year Ended March 31	2013	2014	2015
Telecommunications business—
External customers	¥3,921,187	¥3,825,429	¥3,653,344
Intersegment	2,567	1,899	1,221

Subtotal	3,923,754	3,827,328	3,654,565
Smart life business—
External customers	286,274	345,504	421,384
Intersegment	7,882	11,279	15,613

Subtotal	294,156	356,783	436,997
Other businesses—
External customers	262,661	290,270	308,669
Intersegment	9,779	11,954	11,146

Subtotal	272,440	302,224	319,815

Segment total	4,490,350	4,486,335	4,411,377
Elimination	(20,228)	(25,132)	(27,980)

Consolidated	¥4,470,122	¥4,461,203	¥4,383,397

Segment operating income (loss):

	Millions of yen
Year Ended March 31	2013	2014	2015
Segment operating income (loss)—
Telecommunications business	¥836,793	¥812,736	¥636,076
Smart life business	15,138	11,805	(3,896)
Other businesses	(14,751)	(5,342)	6,891

Consolidated operating income	837,180	819,199	639,071
Other income (expenses)	(3,838)	13,850	4,812

Income before income taxes and equity in net income (losses) of affiliates	¥833,342	¥833,049	¥643,883

Segment assets:

	Millions of yen
As of March 31	2013	2014	2015
Segment assets—
Telecommunications business	¥5,063,554	¥5,256,976	¥5,275,952
Smart life business	434,477	540,164	546,997
Other businesses	174,630	210,214	235,255

Segment total	5,672,661	6,007,354	6,058,204
Elimination	(2,036)	(2,263)	(1,875)

Corporate	1,499,100	1,502,939	1,090,011

Consolidated	¥7,169,725	¥7,508,030	¥7,146,340

Other Significant items:

	Millions of yen
Year Ended March 31	2013	2014	2015
Depreciation and amortization—
Telecommunications business	¥657,892	¥669,495	¥614,821
Smart life business	20,021	20,779	24,252
Other businesses	21,841	28,420	20,714

Consolidated	¥699,754	¥718,694	¥659,787

	Millions of yen
Year Ended March 31	2013	2014	2015
Capital expenditures—
Telecommunications business	¥713,023	¥658,427	¥635,445
Smart life business	27,891	27,494	17,195
Other businesses	12,746	17,203	9,125

Consolidated	¥753,660	¥703,124	¥661,765

	Millions of yen
Year Ended March 31	2013	2014	2015
Point program expenses—
Telecommunications business	¥65,547	¥59,959	¥60,971
Smart life business	9,443	11,215	6,945
Other businesses	—	—	—

Segment total	74,990	71,174	67,916
Elimination	(340)	(337)	(211)

Consolidated	¥74,650	¥70,837	¥67,705

	Millions of yen
Year Ended March 31	2013	2014	2015
Impairment losses of goodwill—
Telecommunications business	¥—	¥—	¥—
Smart life business	—	—	—
Other businesses	7,281	—	—

Consolidated	¥7,281	¥—	¥—

	Millions of yen
Year Ended March 31	2013	2014	2015
Impairment loss of long-lived assets—
Telecommunications business	¥—	¥—	¥—
Smart life business	—	—	30,161
Other businesses	452	—	—

Consolidated	¥452	¥—	¥30,161

Segment operating income (loss) is segment operating revenues less segment operating expenses.

As indicated in “Use of estimates” under Note 2. (b) “Significant accounting policies” effective July 1, 2014, DOCOMO has revised its estimate of the useful life of certain software related to its telecommunications network and certain internal-use software based on the actual utilization of the software. As a result, compared with the method used prior to July 1, 2014, segment operating income for the Telecommunications business segment, Smart life business segment, and Other businesses segment increased by ¥46,927 million, ¥1,251 million and ¥3,129 million, respectively, for the fiscal year ended March 31, 2015. Furthermore, the amortization expenses decreased by the same amounts for the fiscal year ended March 31, 2015.

Impairment loss of long-lived assets relates to the multimedia broadcasting business for mobile devices that is included in the smart life business segment.

DOCOMO does not disclose geographical information because the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the fiscal years ended March 31, 2013, 2014 and 2015.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2013	2014	2015
Telecommunications business	¥3,176,931	¥2,963,980	¥2,747,155
Mobile communications services	3,168,478	2,955,788	2,736,649
—Voice revenues	1,274,584	1,065,196	883,844
— Packet communications revenues	1,893,894	1,890,592	1,852,805
Optical-fiber broadband service and other telecommunications service	8,453	8,192	10,506
Equipment sales	758,093	872,000	904,089
Other operating revenues	535,098	625,223	732,153

Total operating revenues	¥4,470,122	¥4,461,203	¥4,383,397